ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITION OF SUBSIDIARIES
Summary of fair value of identifiable assets and liabilities

	Fair
	Value (**)
Cash and cash equivalents	29
Trade receivables	3,424
Other receivables	685
Property, plant and equipment	807
Deferred tax assets	300
Right of use assets	3,509
Intangible assets	15,594	(*)

	24,348

Trade payables	(668)
Other payables	(2,492)
Short-term loans from banks	(390)
Employee benefit liabilities	(985)
Lease liabilities	(3,510)
Deferred tax liability	(3,656)
	(11,701)

Net identifiable assets	12,647
Non-controlling interests	(3,673)
Put liability, net	(185)
Goodwill arising on acquisition	18,563	(*)

Total purchase cost	27,352

Cash and cash equivalents acquired with the acquiree at the acquisition date	29
Cash paid	(27,352)

Net cash	(27,323)